Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Convertible senior notes	€ 425,000	€ 407,100
Borrowings (excluding lease liabilities)	814,651
Lease liabilities	113,333
Trade payables, accrued expenses and other liabilities	94,825
Total financial liabilities	961,130	882,127
Total financial liabilities	1,022,809
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	424,984	407,095
Royalty funding liabilities	146,233	138,377
Borrowings (excluding lease liabilities)	571,217
Lease liabilities	97,797	€ 98,793
Trade payables, accrued expenses and other liabilities	94,825
Other liabilities (excluding income tax, indirect tax, and employee related payables)	299
Total financial liabilities	763,839
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	11,967
Lease liabilities	14,621
Trade payables, accrued expenses and other liabilities	94,825
Total financial liabilities	121,413
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	773,386
Lease liabilities	51,729
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	825,115
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	29,298
Lease liabilities	46,983
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 76,281